Accumulated Other Comprehensive Income	Nov. 18, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income
Note 7. Accumulated Other Comprehensive Income
Dominion Energy
The following table presents Dominion Energy’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Unrecognized pension and other postretirement benefit costs	Other comprehensive loss from equity method investees	Total

(millions)

Three Months Ended June 30, 2019

Beginning balance	$(290)	$18	$(1,457)	$(2)	$(1,731)

Other comprehensive income before reclassifications: gains (losses)	(78)	13	113	—	48

Amounts reclassified from AOCI: (gains) losses (1)	(21)	(1)	22	—	—

Net current period other comprehensive income (loss)	(99)	12	135	—	48

Ending balance	$(389)	$30	$(1,322)	$(2)	$(1,683)

Three Months Ended June 30, 2018

Beginning balance	$(248)	$3	$(1,303)	$(3)	$(1,551)

Other comprehensive income before reclassifications: gains (losses)	(33)	(5)	—	1	(37)

Amounts reclassified from AOCI: (gains) losses (1)	33	—	17	—	50

Net current period other comprehensive income (loss)	—	(5)	17	1	13

Ending balance	$(248)	$(2)	$(1,286)	$(2)	$(1,538)

Six Months Ended June 30, 2019

Beginning balance	$(235)	$2	$(1,465)	$(2)	$(1,700)

Other comprehensive income before reclassifications: gains (losses)	(102)	29	113	—	40

Amounts reclassified from AOCI: (gains) losses (1)	(52)	(1)	30	—	(23)

Net current period other comprehensive income (loss)	(154)	28	143	—	17

Ending balance	$(389)	$30	$(1,322)	$(2)	$(1,683)

Six Months Ended June 30, 2018

Beginning balance	$(302)	$747	$(1,101)	$(3)	$(659)

Other comprehensive income before reclassifications: gains (losses)	78	(18)	—	1	61

Amounts reclassified from AOCI: (gains) losses (1)	41	1	42	—	84

Net current period other comprehensive income (loss)	119	(17)	42	1	145

Cumulative-effect of changes in accounting principle	(64)	(732)	(227)	—	(1,023)

Less other comprehensive income attributable to noncontrolling interest	1	—	—	—	1

Ending balance	$(248)	$(2)	$(1,286)	$(2)	$(1,538)

(1)	See table below for details about these reclassifications.

The following table presents Dominion Energy’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income

(millions)

Three Months Ended June 30, 2019

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$(38)	Operating revenue

Interest rate contracts	13	Interest and related charges

Foreign currency contracts	(4)	Other income

Total	(29)

Tax	8	Income tax expense

Total, net of tax	$(21)

Unrealized (gains) and losses on investment securities:

Realized (gain) loss on sale of securities	$(1)	Other income

Total	(1)

Tax	—	Income tax expense

Total, net of tax	$(1)

Unrecognized pension and other postretirement benefit costs:

Amortization of prior-service costs (credits)	$(8)	Other income

Amortization of actuarial losses	27	Other income

Total	19

Tax	3	Income tax expense

Total, net of tax	$22

Three Months Ended June 30, 2018

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$16	Operating revenue

Interest rate contracts	12	Interest and related charges

Foreign currency contracts	16	Other income

Total	44

Tax	(11)	Income tax expense

Total, net of tax	$33

Unrealized (gains) and losses on investment securities:

Realized (gain) loss on sale of securities	$1	Other income

Total	1

Tax	(1)	Income tax expense

Total, net of tax	$—

Unrecognized pension and other postretirement benefit costs:

Amortization of prior-service costs (credits)	$(5)	Other income

Amortization of actuarial losses	29	Other income

Total	24

Tax	(7)	Income tax expense

Total, net of tax	$17

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income

(millions)

Six Months Ended June 30, 2019

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$(92)	Operating revenue

	(3)	Purchased gas

Interest rate contracts	23	Interest and related charges

Foreign currency contracts	2	Other income

Total	(70)

Tax	18	Income tax expense

Total, net of tax	$(52)

Unrealized (gains) and losses on investment securities:

Realized (gain) loss on sale of securities	$(1)	Other income

Total	(1)

Tax	—	Income tax expense

Total, net of tax	$(1)

Unrecognized pension and other postretirement benefit costs:

Amortization of prior-service costs (credits)	$(13)	Other income

Amortization of actuarial losses	54	Other income

Total	41

Tax	(11)	Income tax expense

Total, net of tax	$30

Six Months Ended June 30, 2018

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$28	Operating revenue

	2	Purchased gas

	(7)	Electric fuel and other energy-related purchases

Interest rate contracts	24	Interest and related charges

Foreign currency contracts	8	Other income

Total	55

Tax	(14)	Income tax expense

Total, net of tax	$41

Unrealized (gains) and losses on investment securities:

Realized (gain) loss on sale of securities	$2	Other income

Total	2

Tax	(1)	Income tax expense

Total, net of tax	$1

Unrecognized pension and other postretirement benefit costs:

Amortization of prior-service costs (credits)	$(11)	Other income

Amortization of actuarial losses	61	Other income

Total	50

Tax	(8)	Income tax expense

Total, net of tax	$42

Virginia Power
The following table presents Virginia Power’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Total

(millions)

Three Months Ended June 30, 2019

Beginning balance	$(20)	$3	$(17)

Other comprehensive income before reclassifications: gains (losses)	(11)	2	(9)

Amounts reclassified from AOCI: (gains) losses (1)	1	(1)	—

Net current period other comprehensive income (loss)	(10)	1	(9)

Ending balance	$(30)	$4	$(26)

Three Months Ended June 30, 2018

Beginning balance	$(10)	$1	$(9)

Other comprehensive income before reclassifications: gains (losses)	2	(2)	—

Amounts reclassified from AOCI: (gains) losses (1)	—	—	—

Net current period other comprehensive income (loss)	2	(2)	—

Ending balance	$(8)	$(1)	$(9)

Six Months Ended June 30, 2019

Beginning balance	$(13)	$1	$(12)

Other comprehensive income before reclassifications: gains (losses)	(18)	4	(14)

Amounts reclassified from AOCI: (gains) losses (1)	1	(1)	—

Net current period other comprehensive income (loss)	(17)	3	(14)

Ending balance	$(30)	$4	$(26)

Six Months Ended June 30, 2018

Beginning balance	$(12)	$74	$62

Other comprehensive income before reclassifications: gains (losses)	7	(2)	5

Amounts reclassified from AOCI: (gains) losses (1)	—	—	—

Net current period other comprehensive income (loss)	7	(2)	5

Cumulative-effect of changes in accounting principle	(3)	(73)	(76)

Ending balance	$(8)	$(1)	$(9)

(1)	Virginia Power’s reclassifications out of AOCI were immaterial for both the three and six months ended June 30, 2019 and 2018.

Dominion Energy Gas
The following table presents Dominion Energy Gas’ changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrecognized pension costs	Total

(millions)

Three Months Ended June 30, 2019

Beginning balance	$(48)	$(143)	$(191)

Other comprehensive income before reclassifications: gains (losses)	(24)	29	5

Amounts reclassified from AOCI: (gains) losses (1)	(2)	2	—

Net current period other comprehensive income (loss)	(26)	31	5

Ending balance	$(74)	$(112)	$(186)

Three Months Ended June 30, 2018

Beginning balance	$(18)	$(95)	$(113)

Other comprehensive income before reclassifications: gains (losses)	(19)	—	(19)

Amounts reclassified from AOCI: (gains) losses (1)	13	1	14

Net current period other comprehensive income (loss)	(6)	1	(5)

Ending balance	$(24)	$(94)	$(118)

Six Months Ended June 30, 2019

Beginning balance	$(25)	$(144)	$(169)

Other comprehensive income before reclassifications: gains (losses)	(51)	29	(22)

Amounts reclassified from AOCI: (gains) losses (1)	1	3	4

Net current period other comprehensive income (loss)	(50)	32	(18)

Less other comprehensive income attributable to noncontrolling interest	(1)	—	(1)

Ending balance	$(74)	$(112)	$(186)

Six Months Ended June 30, 2018

Beginning balance	$(23)	$(75)	$(98)

Other comprehensive income before reclassifications: gains (losses)	(6)	—	(6)

Amounts reclassified from AOCI: (gains) losses (1)	11	2	13

Net current period other comprehensive income (loss)	5	2	7

Cumulative-effect of changes in accounting principle	(5)	(21)	(26)

Less other comprehensive income attributable to noncontrolling interest	1		1

Ending balance	$(24)	$(94)	$(118)

(1)	See table below for details about these reclassifications.

The following table presents Dominion Energy Gas’ reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)

Three Months Ended June 30, 2019

Deferred (gains) and losses on derivatives-hedging activities:

Interest rate contracts	$2	Interest and related charges

Foreign currency contracts	(4)	Other income

Total	(2)

Tax	—	Income tax expense

Total, net of tax	$(2)

Unrecognized pension costs:

Actuarial losses	$2	Other income

Total	2

Tax	—	Income tax expense

Total, net of tax	$2

Three Months Ended June 30, 2018

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$2	Net income from discontinued operations

Foreign currency contracts	16	Other income

Total	18

Tax	(5)	Income tax expense

Total, net of tax	$13

Unrecognized pension costs:

Actuarial losses	$1	Other income

Total	1

Tax	—	Income tax expense

Total, net of tax	$1

Six Months Ended June 30, 2019

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$(2)	Net income from discontinued operations

Interest rate contracts	1	Interest and related charges

Foreign currency contracts	2	Other income

Total	1

Tax	—	Income tax expense

Total, net of tax	$1

Unrecognized pension costs:

Actuarial losses	$4	Other income

Total	4

Tax	(1)	Income tax expense

Total, net of tax	$3

Six Months Ended June 30, 2018

Deferred (gains) and losses on derivatives-hedging activities:

Commodity contracts	$5	Net income from discontinued operations

Interest rate contracts	2	Interest and related charges

Foreign currency contracts	8	Other income

Total	15

Tax	(4)	Income tax expense

Total, net of tax	$11

Unrecognized pension costs:

Actuarial losses	$3	Other income

Total	3

Tax	(1)	Income tax expense

Total, net of tax	$2